Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 3 - Cash and Cash Equivalents

	December 31,
	2014	2013

	U.S. Dollars

Bank balances	18,130	16,405
Restricted cash	90	90

	18,220	16,495

As of December 31, 2014 and 2013, $90 were restricted against credit lines to banking institutions in Hong Kong (denominated in Hong Kong Dollars).

The Company's cash and cash equivalent balance at December 31, 2014 and 2013 is denominated in the following currencies:

	December 31,
	2014	2013

	U.S. Dollars

US Dollars	9,576	11,015
New Israeli Shekels	2,569	1,208
Euro	2,033	1,936
Japanese YEN	1,825	489
Chinese RMB	1,541	1,101
Other currencies	676	746

	18,220	16,495